SUBSEQUENT EVENTS (Details) - USD ($)						1 Months Ended				6 Months Ended		12 Months Ended
	Aug. 12, 2019	Apr. 10, 2019	Apr. 08, 2019	Apr. 02, 2019	Jan. 04, 2017	Apr. 30, 2019	Sep. 30, 2018	Apr. 30, 2017	Jan. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 24, 2018	Oct. 31, 2017
Subsequent Event [Line Items]
Proceeds from the sale of stock								$ 4,566,405	$ 3,830,000	$ 7,228,709			$ 4,020,401
Exercise price of warrants												$ 5.00	$ 10.00	$ 7.50
Series A Warrants [Member]
Subsequent Event [Line Items]
Exercise price of warrants					$ 2.245
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from the sale of stock		$ 6,200,000				$ 6,500,000
Sale of non-performing receivable				$ 567,977
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Option granted	965,500
Granted during the period, exercise price	$ 3.60
Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Option granted	1,525,000
Granted during the period, exercise price	$ 4.00
Exercisable date	Oct. 01, 2022
Subsequent Event [Member] | Series C Warrants [Member]
Subsequent Event [Line Items]
Option granted	965,500
Granted during the period, exercise price	$ 4.00
Exercisable date	Oct. 01, 2022
Subsequent Event [Member] | Customer [Member]
Subsequent Event [Line Items]
Sale of non-performing receivable				150,000
Subsequent Event [Member] | Gross [Member]
Subsequent Event [Line Items]
Sale of non-performing receivable				$ 417,977
Common Class A [Member]
Subsequent Event [Line Items]
Stock issued					761,905		100,000					100,000
Exercise price of warrants															$ 1.40
Common Class A [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase shares of common stock, number of shares of common stock					380,953
Exercise price of warrants					$ 6.70
Common Class A [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase shares of common stock, number of shares of common stock					380,953
Exercise price of warrants					$ 7.00
Common Class A [Member] | Minimum [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Exercise price of warrants					$ 1.20
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued				220,000
Option granted	1,525,000
Securities Purchase Agreements [Member] | Common Class A [Member] | Minimum [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Exercise price of warrants								$ 1.40
Securities Purchase Agreements [Member] | Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued		1,687,825
Proceeds from the sale of stock		$ 6,750,000	$ 1,105,333
Warrants to purchase shares of common stock, number of shares of common stock			310,487
Securities Purchase Agreements [Member] | Common Class A [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Exercise price of warrants		$ 7.50
Securities Purchase Agreements [Member] | Common Class A [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Exercise price of warrants		$ 3.56